Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) Employee	Dec. 31, 2016 CNY (¥) Employee	Dec. 31, 2015 CNY (¥) Employee
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 11,779,000	¥ 12,549,000	¥ 11,256,000
Contribution to retirement benefit scheme	1,645,000	1,712,000	1,915,000
Severance payment	¥ 0	¥ 0	¥ 0
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	2	2	3
Salaries, allowances and other benefits	¥ 2,930,000
Contribution to retirement benefit scheme	¥ 318,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	3	3	2
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 823,000	¥ 783,000	¥ 780,000
Contribution to retirement benefit scheme	127,000	122,000	130,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	823,000	783,000	768,000
Contribution to retirement benefit scheme	127,000	122,000	¥ 132,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	732,000	775,000
Contribution to retirement benefit scheme	¥ 127,000	¥ 108,000